SHAREHOLDERS' EQUITY (Schedule of share options outstanding and exercisable under 2019 Plan) (Details) - $ / shares	1 Months Ended	12 Months Ended
	Apr. 15, 2024	Dec. 31, 2025	Dec. 31, 2024
Number of options
Granted, Number of options	7,798
2019 Plan [Member]
Number of options
Options outstanding		4,511
Granted, Number of options		42,554
Expired		(3,514)
Exercised		0
Forfeited		0
Options outstanding		43,551	4,511
Exercisable at the end of the year		27,786
Weighted-average exercise price
Outstanding at the beginning of the year		$ 441.6
Granted, Weighted average exercise price		6.71
Cancelled		123.7
Forfeited		0
Exercised		0
Outstanding at the end of the year		42.36	$ 441.6
Exercisable at the end of the year		$ 59.27
Weighted-average remaining contractual term
Outstanding at the beginning of the year		9 years 1 month 24 days	9 years 2 months 1 day
Granted		9 years 2 months 26 days
Cancelled		8 years 11 months 19 days
Exercisable at the end of the year		9 years 7 days